Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Transportation Portfolio	Apr. 29, 2025
Select Transportation Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	6.34%
Past 5 years	10.33%
Past 10 years	8.01%
Select Transportation Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.69%
Past 5 years	8.21%
Past 10 years	6.25%
Select Transportation Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.96%
Past 5 years	7.76%
Past 10 years	6.02%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1527
Average Annual Return:
Past 1 year	2.52%
Past 5 years	8.18%
Past 10 years	7.16%